UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03129
Morgan Stanley Natural Resource Development Securities Inc.
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	February 28, 2005

Date of reporting period:	November 30, 2004

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Natural Resource Development Securities Inc.

Portfolio of Investments November 30, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.0%)
	Basic Energy (58.5%)
	Gas Distributors (3.0%)
35,000	Equitable Resources, Inc.	$2,082,500
65,000	Questar Corp.	3,302,650
		5,385,150

	Integrated Oil (19.1%)
80,000	BP PLC (ADR) (United Kingdom)	4,908,000
120,000	ChevronTexaco Corp.	6,552,000
8,000,000	China Petroleum & Chemical Corp. (Class H) (China)	3,420,782
65,000	ConocoPhillips	5,914,350
120,000	Exxon Mobil Corp.	6,150,000
40,000	Suncor Energy, Inc. (Canada)	1,390,800
50,000	Total SA (ADR) (France)	5,480,000
		33,815,932

	Oil & Gas Pipelines (6.5%)
70,000	Kinder Morgan, Inc.	4,851,000
400,000	Williams Companies, Inc. (The)	6,668,000
		11,519,000

	Oil & Gas Production (21.7%)
60,000	Anadarko Petroleum Corp.	4,176,000
90,000	Apache Corp.	4,865,400
175,000	Chesapeake Energy Corp.	3,150,000
35,000	EOG Resources, Inc.	2,627,450
35,000	Goodrich Petroleum Corp.	565,250
105,000	Occidental Petroleum Corp.	6,322,050
45,000	Patina Oil & Gas Corp.	1,494,000
50,000	Southwestern Energy Co.*	2,745,000
120,000	Spinnaker Exploration Co.*	4,352,400
50,000	Ultra Petroleum Corp. (Canada)*	2,633,000
151,250	XTO Energy Inc.	5,497,938
		38,428,488

	Oil Refining/Marketing (8.2%)
130,000	Marathon Oil Corp.	5,127,200
170,000	Tesoro Petroleum Corp.*	5,630,400
80,000	Valero Energy Corp.	3,743,200
		14,500,800

	Total Basic Energy	103,649,370

	Energy Development & Technology (21.9%)
	Contract Drilling (10.3%)
130,000	ENSCO International Inc.	4,070,300
60,000	GlobalSantaFe Corp. (Cayman Islands)	1,884,000
100,000	Nabors Industries, Ltd. (Bermuda)*	5,200,000
90,000	Pride International, Inc.*	1,760,400
125,000	Rowan Companies, Inc.*	3,237,500
50,000	Transocean Inc. (Cayman Islands)*	2,013,500
		18,165,700

	Electric Utilities (0.5%)
1,000,000	Huaneng Power International, Inc. (Class H) (China)	797,338

	Oilfield Services/Equipment (11.1%)
40,000	BJ Services Co.	2,026,800
160,000	Halliburton Co.	6,616,000
90,000	Schlumberger Ltd. (Netherlands)	5,906,700
85,000	Smith International, Inc.*	5,148,450
		19,697,950

	Total Energy Development & Technology	38,660,988

	Metals & Basic Materials (17.6%)
	Aluminum (2.1%)
110,000	Alcoa, Inc.	3,737,800

	Chemicals: Major Diversified (1.9%)
65,000	Dow Chemical Co. (The)	3,280,550

	Coal (2.8%)
60,000	Peabody Energy Corp.	4,980,000

	Containers/Packaging (1.0%)
100,000	Smurfit-Stone Container Corp.*	1,796,000

	Other Metals/Minerals (2.7%)
50,000	Phelps Dodge Corp.	4,856,500

	Precious Metals (4.1%)
180,000	Barrick Gold Corp. (Canada)	4,426,200
40,000	Compania de Minas Buenaventura S.A. (ADR) (Peru)	940,000
50,000	Freeport-McMoRan Copper & Gold, Inc. (Class B)	1,956,500
		7,322,700
	Pulp & Paper (3.0%)
145,000	Georgia-Pacific Corp.	5,308,450

	Total Metals & Basic Materials	31,282,000

	Total Common Stocks (Cost $114,898,923)	173,592,358

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investment (1.7%)
	Repurchase Agreement
$3,003	Joint repurchase agreement account 2.06% due 12/01/04 (dated 11/30/04; proceeds $3,003,172) (a)
	(Cost $3,003,000)		3,003,000

	Total Investments (Cost $117,901,923) (b)	99.7%	176,595,358

	Other Assets in Excess of Liabilities	0.3	491,536

	Net Assets	100.0%	$177,086,894

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $58,825,130 and the aggregate gross unrealized depreciation is $131,695, resulting in net unrealized appreciation of $58,693,435.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Natural Resource Development Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2005